UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          601 Lexington Avenue, 51st Floor
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Justin Morgan
Title:            Controller
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Justin Morgan             New York, NY             May 16, 2011
---------------------------          -------------            ------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------

Form 13F Information Table Entry Total:                      43
                                                  ---------------------

Form 13F Information Table Value Total:                   $1,528,567
                                                  ---------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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                                                 JAT CAPITAL MANAGEMENT, L.P.
                                                  FORM 13F INFORMATION TABLE
                                                 Quarter Ended March 31, 2011

---------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                                                      -------   -------  --- ---  ----------  -------   ----------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
 -----------------------------------------------------------------------------------------------------------------------------
BAIDU INC                    SPON ADR REP A 056752108  180,083 1,306,748 SH       SOLE                1,306,748
CABLEVISION SYS CORP         CL A NY CABLVS 12686C109   33,230   960,141 SH       SOLE                  960,141
CAVIUM NETWORKS INC          COM            14965A101   39,166   871,719 SH       SOLE                  871,719
CBS CORP NEW                 CL B           124857202   19,035   760,200 SH       SOLE                  760,200
CITRIX SYS INC               COM            177376100   38,930   529,942 SH       SOLE                  529,942
DAKTRONICS INC               COM            234264109    5,345   497,192 SH       SOLE                  497,192
E M C CORP MASS              COM            268648102   31,465 1,184,693 SH       SOLE                1,184,693
EAGLE MATERIALS INC          COM            26969P108    5,800   191,679 SH       SOLE                  191,679
GATX CORP                    COM            361448103    9,580   247,805 SH       SOLE                  247,805
GRANITE CONSTR INC           COM            387328107    8,605   306,221 SH       SOLE                  306,221
GREEN MTN COFFEE ROASTERS IN COM            393122106   60,742   940,139 SH       SOLE                  940,139
GREEN MTN COFFEE ROASTERS IN COM            393122106   21,321   330,000 SH  CALL SOLE                  330,000
HOME INNS & HOTELS MGMT INC  SPON ADR       43713W107   53,981 1,364,179 SH       SOLE                1,364,179
IMAX CORP                    COM            45245E109   37,080 1,159,488 SH       SOLE                1,159,488
JINKOSOLAR HLDG CO LTD       SPONSORED ADR  47759T100   10,736   397,615 SH       SOLE                  397,615
LAS VEGAS SANDS CORP         COM            517834107    6,688   158,403 SH       SOLE                  158,403
LDK SOLAR CO LTD             SPONSORED ADR  50183L107    4,756   388,582 SH       SOLE                  388,582
LEAP WIRELESS INTL INC       COM NEW        521863308   33,961 2,195,274 SH       SOLE                2,195,274
LEAR CORP                    COM NEW        521865204   26,691   546,156 SH       SOLE                  546,156
LIBERTY MEDIA CORP NEW       CAP COM SER A  53071M302   31,564   428,454 SH       SOLE                  428,454
MGM RESORTS INTERNATIONAL    COM            552953101    6,631   504,281 SH       SOLE                  504,281
MONSTER WORLDWIDE INC        COM            611742107   31,586 1,986,539 SH       SOLE                1,986,539
NETFLIX INC                  COM            64110L106   76,516   321,795 SH       SOLE                  321,795
NII HLDGS INC                CL B NEW       62913F201   34,980   839,452 SH       SOLE                  839,452
OPENTABLE INC                COM            68372A104   39,155   368,174 SH       SOLE                  368,174
PIONEER NAT RES CO           COM            723787107    6,421    63,000 SH       SOLE                   63,000
PRICELINE COM INC            COM NEW        741503403   76,311   150,682 SH       SOLE                  150,682
QUALCOMM INC                 COM            747525103   52,256   953,047 SH       SOLE                  953,047
RIVERBED TECHNOLOGY INC      COM            768573107   50,871 1,351,147 SH       SOLE                1,351,147
SANDISK CORP                 COM            80004C101   72,620 1,575,616 SH       SOLE                1,575,616
SCHLUMBERGER LTD             COM            806857108   31,508   337,847 SH       SOLE                  337,847
SEADRILL LIMITED             SHS            G7945E105   20,507   568,524 SH       SOLE                  568,524
SINA CORP                    ORD            G81477104  155,850 1,455,995 SH       SOLE                1,455,995
SIRIUS XM RADIO INC          COM            82967N108   12,278 7,441,006 SH       SOLE                7,441,006
STEC INC                     COM            784774101   25,647 1,276,612 SH       SOLE                1,276,612
TENARIS S A                  SPONSORED ADR  88031M109    2,903    58,700 SH       SOLE                   58,700
TRANSOCEAN LTD               REG SHS        H8817H100   38,281   491,102 SH       SOLE                  491,102
VERIFONE SYS INC             COM            92342Y109   18,506   336,785 SH       SOLE                  336,785
WHITING PETE CORP NEW        COM            966387102    6,243    85,000 SH       SOLE                   85,000
WRIGHT EXPRESS CORP          COM            98233Q105   19,349   373,247 SH       SOLE                  373,247
WYNN RESORTS LTD             COM            983134107   25,427   199,960 SH       SOLE                  199,960
XILINX INC                   COM            983919101   19,133   583,323 SH       SOLE                  583,323
YOUKU COM INC                SPONSORED ADR  98742U100   46,829   985,675 SH       SOLE                  985,675
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